Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Vessels (Abstract)
Vessels (Table Text Block)
Net Book
Value
Carrying amount as at January 1, 2012	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550
Acquisitions and improvements	108,000
Depreciation	(24,650)
Carrying amount as at June 30, 2013	$1,042,900